Commitments and Contingencies (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended
	Jun. 28, 2018	Jul. 31, 2019
Belleville Complex Inc
Commitments And Contingencies [Line Items]
Amount of commitments balance		$ 99,652
Additional lease commitments		$ 2,089
Letter of Credit
Commitments And Contingencies [Line Items]
Maximum limit under agreement	$ 3,141
Expiry period of letter of credit	1 year
Surety Bond
Commitments And Contingencies [Line Items]
Maximum limit under agreement	$ 2,000
Percentage of premium of bond	0.10%